TAXES - Schedule of Components of the Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
TAXES - Schedule of Components of the Provision for Income Taxes (Details) [Line Items]
Current tax provision	$ 21,400	$ 35,870
Deferred tax provision (benefit)	(1,890)	(8,826)
Income tax provision	19,510	27,044
CAYMAN ISLANDS
TAXES - Schedule of Components of the Provision for Income Taxes (Details) [Line Items]
Current tax provision	0	0
Deferred tax provision (benefit)	0	0
HONG KONG
TAXES - Schedule of Components of the Provision for Income Taxes (Details) [Line Items]
Current tax provision	0	0
Deferred tax provision (benefit)	0	0
CHINA
TAXES - Schedule of Components of the Provision for Income Taxes (Details) [Line Items]
Current tax provision	21,400	35,870
Deferred tax provision (benefit)	$ (1,890)	$ (8,826)